Significant Accounting Policies (Schedule of Supplier Finance Program) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Trade payables
Opening balance	$ 241,769	$ 149,000
Additions (new agreements)	280,818	143,897
Payments	(253,559)	(51,128)
Ending balance	$ 269,028	$ 241,769